UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 14.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.145%, (COF + 1.25%), with maturity at 2025(1)	$138		$138,715
2.622%, (COF + 1.87%), with maturity at 2022(1)	1		1,174
2.866%, (COF + 1.25%), with maturity at 2035(1)	1,389		1,424,243
2.954%, (COF + 2.26%), with maturity at 2025(1)	341		350,672
3.141%, (1 yr. CMT + 2.00%), with maturity at 2020(1)	0	(2)	344
3.428%, (COF + 1.25%), with maturity at 2032(1)	289		286,430
3.716%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	4,768		5,019,005
3.756%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,790		1,862,803
3.77%, (COF + 1.25%), with maturity at 2034(1)	102		107,942
3.784%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,774		1,838,926
3.791%, (1 yr. CMT + 2.24%), with maturity at 2038(1)	1,766		1,855,587
3.801%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	282		283,958
3.825%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	2,407		2,477,958
4.068%, (COF + 2.29%), with maturity at 2037(1)	1,513		1,584,057
4.135%, (COF + 1.25%), with maturity at 2029(1)	67		66,325
4.19%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	335		341,214
4.437%, (COF + 1.25%), with maturity at 2030(1)	402		426,743
4.50%, with various maturities to 2035	770		796,550
4.669%, (COF + 1.25%), with maturity at 2033(1)	1,611		1,666,787
5.00%, with maturity at 2018	13		13,404
6.00%, with maturity at 2029	265		288,828
7.00%, with various maturities to 2035	592		659,774
8.00%, with various maturities to 2025	5		5,019

			$21,496,458

Federal National Mortgage Association:
2.064%, (COF + 1.25%), with maturity at 2033(1)	$311		$314,122
2.145%, (COF + 1.25%), with various maturities to 2037(1)	577		581,172
2.213%, (COF + 1.25%), with maturity at 2038(1)	239		240,432
2.518%, (COF + 1.25%), with maturity at 2020(1)	12		11,890
2.691%, (COF + 1.80%), with maturity at 2029(1)	4		3,761
2.754%, (COF + 1.25%), with maturity at 2036(1)	158		154,610
2.879%, (COF + 2.10%), with maturity at 2030(1)	220		225,776
2.996%, (COF + 2.25%), with maturity at 2030(1)	19		18,946
3.134%, (COF + 2.53%), with maturity at 2021(1)	19		19,488
3.146%, (COF + 1.25%), with maturity at 2034(1)	1,239		1,277,710
3.208%, (COF + 1.25%), with maturity at 2036(1)	401		397,448
3.324%, (1 yr. CMT + 2.12%), with maturity at 2033(1)	565		593,541
3.419%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	4,068		4,266,627
3.51%, (COF + 1.25%), with maturity at 2034(1)	1,961		2,047,491
3.589%, (1 yr. CMT + 2.15%), with maturity at 2040(1)	554		579,192
3.593%, (COF + 2.36%), with maturity at 2026(1)	458		476,889
3.65%, (1 yr. CMT + 2.14%), with maturity at 2037(1)	1,561		1,633,113
3.662%, (1 yr. CMT + 2.13%), with maturity at 2031(1)	1,207		1,230,226
3.672%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	2,925		3,080,929

Security	Principal Amount (000’s omitted)	Value
3.703%, (COF + 1.25%), with maturity at 2035(1)	$622	$647,848
3.706%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,396	1,469,251
3.735%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	497	522,403
3.747%, (COF + 1.79%), with maturity at 2036(1)	1,098	1,159,163
3.853%, (COF + 1.25%), with maturity at 2036(1)	101	101,998
3.863%, (COF + 1.77%), with maturity at 2035(1)	547	580,051
3.917%, (COF + 1.25%), with maturity at 2034(1)	1,195	1,242,829
3.997%, (1 yr. CMT + 2.45%), with maturity at 2038(1)	858	901,091
4.002%, (COF + 1.74%), with maturity at 2035(1)	863	893,278
4.107%, (COF + 1.25%), with maturity at 2033(1)	455	473,513
4.168%, (COF + 1.81%), with maturity at 2034(1)	451	478,195
4.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	644	665,400
4.195%, (1 yr. CMT + 2.51%), with maturity at 2019(1)	43	42,896
4.254%, (COF + 1.84%), with maturity at 2021(1)	39	39,582
4.48%, (COF + 1.83%), with maturity at 2021(1)	82	83,509
4.665%, (COF + 1.49%), with maturity at 2029(1)	653	693,294
4.759%, (COF + 1.87%), with maturity at 2034(1)	618	642,278
5.00%, with various maturities to 2019	47	46,907
5.00%, with maturity at 2048(3)	6,916	7,187,835
5.006%, (COF + 1.73%), with maturity at 2034(1)	309	327,403
6.00%, with various maturities to 2031	404	435,765
6.323%, (COF + 2.00%), with maturity at 2032(1)	155	166,837
7.00%, with maturity at 2035	2,712	3,042,892
8.00%, with maturity at 2034	492	547,366

		$39,544,947

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$342	$346,660
4.50%, with maturity at 2047	10,594	11,027,748
5.00%, with various maturities to 2048	73,452	77,212,224
8.25%, with maturity at 2020	12	12,595

		$88,599,227

Total Mortgage Pass-Throughs (identified cost $149,470,993)		$149,640,632

Collateralized Mortgage Obligations — 81.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.535%, (COF + 0.65%), 10/15/22(4)	$15	$14,688
Series 2135, Class JZ, 6.00%, 3/15/29	845	912,548
Series 3866, Class DF, 3.522%, (1 mo. USD LIBOR + 1.45%), 5/15/41(4)	2,325	2,396,203
Series 4102, Class DF, 3.242%, (1 mo. USD LIBOR + 1.15%), 9/15/42(4)	2,315	2,358,434
Series 4114, Class YF, 3.172%, (1 mo. USD LIBOR + 1.00%), 10/15/42(4)	3,209	3,267,759
Series 4159, Class FP, 2.992%, (1 mo. USD LIBOR + 0.90%), 11/15/42(4)	2,057	2,062,010
Series 4177, Class MP, 2.50%, 3/15/43	574	521,383
Series 4180, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/43(4)	5,700	5,712,087
Series 4204, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	2,855	2,861,247
Series 4223, Class NF, 3.042%, (1 mo. USD LIBOR + 0.95%), 7/15/43(4)	7,205	7,307,245

Security	Principal Amount (000’s omitted)	Value
Series 4249, Class CF, 2.892%, (1 mo. USD LIBOR + 0.80%), 9/15/43(4)	$16,990	$17,168,236
Series 4299, Class JG, 2.50%, 7/15/43	5,182	5,037,688
Series 4337, Class YT, 3.50%, 4/15/49	2,549	2,499,531
Series 4385, Class SC, 4.452%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(5)	110	85,494
Series 4389, Class CA, 3.00%, 9/15/44	6,358	6,167,650
Series 4407, Class LN, 4.445%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	59	51,574
Series 4448, Class AF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	12,018	12,107,987
Series 4495, Class JA, 3.50%, 5/15/45	2,408	2,366,413
Series 4584, Class PM, 3.00%, 5/15/46	2,600	2,535,402
Series 4594, Class FM, 3.092%, (1 mo. USD LIBOR + 1.00%), 6/15/46(4)	1,653	1,668,446
Series 4608, Class TV, 3.50%, 1/15/55	2,522	2,443,825
Series 4619, Class KF, 2.842%, (1 mo. USD LIBOR + 0.75%), 6/15/39(4)	1,998	1,990,278
Series 4631, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 10/15/46(4)	1,991	2,003,119
Series 4631, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/15/46(4)	12,784	12,908,561
Series 4637, Class QF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	13,162	13,187,376
Series 4639, Class KF, 3.392%, (1 mo. USD LIBOR + 1.30%), 12/15/44(4)	11,400	11,562,967
Series 4645, Class CF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/44(4)	11,087	11,166,760
Series 4648, Class WF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/47(4)	904	910,345
Series 4678, Class PC, 3.00%, 1/15/46	7,955	7,835,773
Series 4680, Class YF, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/15/46(4)	2,762	2,765,829
Series 4681, Class JZ, 2.50%, 5/15/47	1,121	1,034,878
Series 4681, Class MF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/15/47(4)	1,177	1,180,948
Series 4700, Class UF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/47(4)	6,220	6,244,980
Series 4703, Class TZ, 4.00%, 7/15/47	322	310,861
Series 4708, Class F, 2.372%, (1 mo. USD LIBOR + 0.30%), 8/15/47(4)	17,166	17,186,071
Series 4717, Class PF, 3.072%, (1 mo. USD LIBOR + 1.00%), 8/15/47(4)	11,401	11,417,337
Series 4731, Class FQ, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/15/47(4)	3,130	3,136,619
Series 4735, Class F, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/15/47(4)	8,461	8,487,590
Series 4746, Class CZ, 4.00%, 11/15/47	2,024	1,961,097
Series 4749, Class HF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/48(4)	7,574	7,603,810
Series 4751, Class ZC, 4.00%, 11/15/47	1,687	1,642,798
Series 4754, Class FJ, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	9,318	9,335,414
Series 4754, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/15/54(4)	15,137	15,173,490
Series 4767, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	12,303	12,309,262
Series 4767, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	4,116	4,117,796
Series 4768, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	4,325	4,331,030
Series 4774, Class MH, 4.50%, 12/15/42	19,072	19,671,665
Series 4774, Class QD, 4.50%, 1/15/43	9,570	9,868,932
Series 4775, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	5,030	5,032,540
Series 4776, Class C, 4.50%, 3/15/43	19,342	19,954,686
Series 4777, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	9,506	9,501,757
Series 4795, Class FK, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	6,506	6,509,488
Series 4795, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	34,222	34,212,391
Series 4808, Class FA, 3.072%, (1 mo. USD LIBOR + 1.00%), 6/15/48(4)	6,348	6,357,689
Series 4814, Class KC, 4.50%, 5/15/43	25,000	25,953,819
Series 4815, Class DF, 3.10%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	14,775	14,788,351
Series 4818, Class BF, 3.098%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	15,240	15,269,507
Interest Only:(6)
Series 362, Class C11, 4.00%, 12/15/47	21,692	4,845,855
Series 3030, Class SL, 4.028%, (6.10% - 1 mo. USD LIBOR), 9/15/35(5)	2,726	375,332
Series 3114, Class TS, 4.578%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	6,506	690,114
Series 3339, Class JI, 4.518%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	2,261	329,208

Security	Principal Amount (000’s omitted)	Value
Series 3872, Class NI, 5.50%, 12/15/21	$1,983	$101,786
Series 4088, Class EI, 3.50%, 9/15/41	3,742	610,883
Series 4094, Class CS, 3.928%, (6.00% - 1 mo. USD LIBOR), 8/15/42(5)	4,296	702,866
Series 4109, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	3,160	462,078
Series 4212, Class SA, 4.128%, (6.20% - 1 mo. USD LIBOR), 7/15/38(5)	6,722	499,358
Series 4452, Class SP, 4.128%, (6.20% - 1 mo. USD LIBOR), 10/15/43(5)	4,795	676,432
Series 4497, Class CS, 4.128%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	3,461	657,193
Series 4507, Class EI, 4.00%, 8/15/44	11,299	2,121,765
Series 4507, Class MI, 3.50%, 8/15/44	4,627	871,172
Series 4520, Class PI, 4.00%, 8/15/45	22,926	3,664,805
Series 4549, Class DS, 3.828%, (5.90% - 1 mo. USD LIBOR), 8/15/45(5)	8,933	1,605,302
Series 4637, Class IP, 3.50%, 4/15/44	3,295	552,466
Series 4653, Class PI, 3.50%, 7/15/44	3,893	591,863
Series 4672, Class LI, 3.50%, 1/15/43	4,027	592,111
Series 4676, Class DI, 4.00%, 7/15/44	6,427	1,054,765
Series 4749, Class IL, 4.00%, 12/15/47	5,702	1,352,902
Series 4768, Class IO, 4.00%, 3/15/48	6,783	1,609,913
Series 4768, Class KI, 4.00%, 11/15/47	11,064	2,503,083
Series 4772, Class PI, 4.00%, 1/15/48	6,891	1,627,879
Series 4791, Class JI, 4.00%, 5/15/48	14,780	3,516,402
Principal Only:(7)
Series 213, Class PO, 0.00%, 6/1/31	2,949	2,594,771
Series 239, Class PO, 0.00%, 8/15/36	1,429	1,211,812
Series 246, Class PO, 0.00%, 5/15/37	3,241	2,923,491
Series 3072, Class WO, 0.00%, 11/15/35	1,273	1,085,340
Series 3342, Class KO, 0.00%, 7/15/37	403	359,002
Series 3476, Class PO, 0.00%, 7/15/38	717	615,558
Series 3862, Class PO, 0.00%, 5/15/41	1,274	1,078,844

		$457,956,015

Federal National Mortgage Association:
Series G93-17, Class FA, 3.064%, (1 mo. USD LIBOR + 1.00%), 4/25/23(4)	$39	$39,885
Series G93-36, Class ZQ, 6.50%, 12/25/23	194	205,319
Series G97-4, Class FA, 2.873%, (1 mo. USD LIBOR + 0.80%), 6/17/27(4)	220	223,064
Series 1993-203, Class PL, 6.50%, 10/25/23	186	197,244
Series 1994-14, Class F, 2.485%, (COF + 1.60%), 10/25/23(4)	180	182,548
Series 2001-4, Class GA, 9.221%, 4/17/25(8)	11	12,114
Series 2009-48, Class WA, 5.834%, 7/25/39(8)	704	753,270
Series 2009-62, Class WA, 5.575%, 8/25/39(8)	1,093	1,163,718
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,181	1,186,078
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	412	439,281
Series 2012-14, Class MH, 2.00%, 12/25/40	380	368,524
Series 2012-35, Class GE, 3.00%, 5/25/40	5,545	5,502,096
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,806	2,252,386
Series 2013-19, Class HF, 3.064%, (1 mo. USD LIBOR + 1.00%), 3/25/43(4)	2,635	2,644,017
Series 2013-52, Class GA, 1.00%, 6/25/43	3,684	3,482,869
Series 2013-52, Class MD, 1.25%, 6/25/43	3,098	2,769,337
Series 2013-67, Class NF, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/43(4)	1,856	1,862,351
Series 2013-119, Class PD, 2.50%, 1/25/43	445	434,261
Series 2014-1, Class HF, 3.592%, (1 mo. USD LIBOR + 1.50%), 6/25/43(4)	2,000	2,025,197
Series 2014-5, Class LB, 2.50%, 7/25/43	1,371	1,341,140

Security	Principal Amount (000’s omitted)	Value
Series 2015-4, Class BF, 2.464%, (1 mo. USD LIBOR + 0.40%), 2/25/45(4)	$14,231	$14,319,115
Series 2015-74, Class SL, 1.137%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,056,864
Series 2015-93, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/25/46(4)	996	1,005,355
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,835	1,587,920
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,341	2,889,322
Series 2016-49, Class VF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	2,237	2,255,324
Series 2016-55, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	2,259	2,276,364
Series 2016-89, Class ZH, 3.00%, 12/25/46	913	846,021
Series 2017-13, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 2/25/47(4)	1,196	1,205,226
Series 2017-15, Class LE, 3.00%, 6/25/46	4,086	4,004,234
Series 2017-20, Class KB, 3.00%, 4/25/47	3,247	3,106,978
Series 2017-26, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/25/47(4)	15,559	15,746,683
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,131	1,039,609
Series 2017-49, Class PF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	2,196	2,192,989
Series 2017-50, Class CZ, 3.00%, 7/25/53	2,217	2,159,299
Series 2017-56, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	6,995	7,036,227
Series 2017-57, Class FA, 2.464%, (1 mo. USD LIBOR + 0.40%), 8/25/57(4)	11,833	11,897,113
Series 2017-60, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 8/25/47(4)	3,813	3,816,281
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,510	3,072,276
Series 2017-76, Class Z, 3.00%, 10/25/57	3,440	3,101,984
Series 2017-96, Class FM, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	3,606	3,614,218
Series 2017-96, Class Z, 3.00%, 12/25/57	1,296	1,191,508
Series 2017-99, Class FY, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/47(4)	6,926	6,915,769
Series 2017-105, Class BF, 2.992%, (1 mo. USD LIBOR + 0.90%), 1/25/48(4)	4,126	4,107,438
Series 2017-106, Class HF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/25/48(4)	4,724	4,730,769
Series 2017-109, Class LF, 3.042%, (1 mo. USD LIBOR + 0.95%), 1/25/48(4)	1,316	1,313,140
Series 2018-4, Class FM, 2.364%, (1 mo. USD LIBOR + 0.30%), 2/25/48(4)	30,927	30,894,757
Series 2018-11, Class CF, 3.064%, (1 mo. USD LIBOR + 1.00%), 2/25/48(4)	4,619	4,641,118
Series 2018-13, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	4,749	4,741,797
Series 2018-13, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	8,017	8,017,840
Series 2018-14, Class TF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	8,284	8,277,104
Series 2018-19, Class NF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/25/58(4)	7,953	7,951,178
Series 2018-39, Class EF, 2.364%, (1 mo. USD LIBOR + 0.30%), 6/25/48(4)	14,950	14,931,156
Series 2018-47, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	5,902	5,907,223
Series 2018-52, Class F, 3.064%, (1 mo. USD LIBOR + 1.00%), 7/25/48(4)	15,371	15,385,210
Series 2018-57, Class HF, 3.079%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	4,700	4,701,865
Series 2018-59, Class KF, 3.09%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	17,087	17,113,710
Interest Only:(6)
Series 296, Class 2, 8.00%, 4/25/24	469	58,373
Series 402, Class 2, 4.00%, 5/25/39	6,686	1,268,787
Series 424, Class C8, 3.50%, 2/25/48	19,634	4,217,395
Series 2004-60, Class SW, 4.986%, (7.05% - 1 mo. USD LIBOR), 4/25/34(5)	3,335	425,753
Series 2005-68, Class XI, 6.00%, 8/25/35	2,856	797,778
Series 2006-65, Class PS, 5.156%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	1,933	328,982
Series 2007-99, Class SD, 4.336%, (6.40% - 1 mo. USD LIBOR), 10/25/37(5)	3,113	432,057
Series 2007-102, Class ST, 4.376%, (6.44% - 1 mo. USD LIBOR), 11/25/37(5)	1,558	217,997
Series 2010-135, Class SD, 3.936%, (6.00% - 1 mo. USD LIBOR), 6/25/39(5)	2,495	150,308
Series 2011-13, Class AI, 4.50%, 7/25/21	666	21,046
Series 2011-59, Class IW, 6.00%, 7/25/41	2,169	524,437
Series 2011-82, Class AI, 5.50%, 8/25/26	984	41,051
Series 2011-101, Class IC, 3.50%, 10/25/26	6,174	535,494
Series 2012-73, Class MS, 3.986%, (6.05% - 1 mo. USD LIBOR), 5/25/39(5)	2,909	198,433

Security	Principal Amount (000’s omitted)	Value
Series 2012-86, Class CS, 4.036%, (6.10% - 1 mo. USD LIBOR), 4/25/39(5)	$2,444	$177,479
Series 2012-94, Class SL, 4.636%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	7,709	892,512
Series 2012-103, Class GS, 4.036%, (6.10% - 1 mo. USD LIBOR), 2/25/40(5)	6,059	440,104
Series 2012-112, Class SB, 4.086%, (6.15% - 1 mo. USD LIBOR), 9/25/40(5)	7,218	968,612
Series 2012-147, Class SA, 4.036%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	2,830	474,280
Series 2013-127, Class BI, 3.50%, 5/25/39	3,269	280,847
Series 2013-127, Class LI, 3.50%, 5/25/39	3,251	279,253
Series 2014-41, Class SA, 3.986%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	4,393	903,894
Series 2014-55, Class IL, 3.50%, 9/25/44	4,078	712,881
Series 2014-55, Class IN, 3.50%, 7/25/44	3,494	594,348
Series 2014-89, Class IO, 3.50%, 1/25/45	5,546	1,042,311
Series 2015-22, Class GI, 3.50%, 4/25/45	2,946	500,155
Series 2015-31, Class SG, 4.036%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	4,806	937,025
Series 2015-36, Class IL, 3.00%, 6/25/45	4,504	717,074
Series 2015-61, Class QI, 3.50%, 5/25/43	5,867	923,261
Series 2016-1, Class SJ, 4.086%, (6.15% - 1 mo. USD LIBOR), 2/25/46(5)	6,590	1,118,024
Series 2016-61, Class DI, 3.00%, 4/25/46	5,048	642,975
Series 2018-21, Class IO, 3.00%, 4/25/48	25,035	5,006,712
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	3,237	2,798,415
Series 380, Class 1, 0.00%, 7/25/37	710	607,937
Series 2007-17, Class PO, 0.00%, 3/25/37	553	476,805
Series 2009-82, Class PO, 0.00%, 10/25/39	1,328	1,133,106
Series 2012-5, Class PO, 0.00%, 12/25/39	924	798,949
Series 2012-61, Class PO, 0.00%, 8/25/37	3,766	3,208,642
Series 2014-17, Class PO, 0.00%, 4/25/44	3,063	2,408,159

		$293,397,334

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$839,054
Series 2012-77, Class MT, 2.462%, (1 mo. USD LIBOR + 0.39%), 5/16/41(4)	1,044	1,012,418
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,555,340
Series 2015-144, Class KB, 3.00%, 8/20/44	504	459,141
Series 2016-129, Class ZC, 2.00%, 6/20/45	967	879,830
Series 2016-168, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/46(4)	11,003	11,110,656
Series 2017-5, Class ZA, 2.50%, 1/20/47	1,947	1,838,055
Series 2017-6, Class JF, 3.092%, (1 mo. USD LIBOR + 1.00%), 1/20/47(4)	988	986,950
Series 2017-95, Class EM, 2.50%, 5/20/40	54	48,561
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,972	2,741,647
Series 2017-121, Class DF, 2.586%, (1 mo. USD LIBOR + 0.50%), 8/20/47(4)	17,994	18,004,379
Series 2017-137, Class AF, 2.586%, (1 mo. USD LIBOR + 0.50%), 9/20/47(4)	8,803	8,840,922
Series 2017-147, Class HF, 3.086%, (1 mo. USD LIBOR + 1.00%), 9/20/47(4)	11,569	11,576,771
Series 2017-176, Class DF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	1,363	1,362,283
Series 2017-186, Class WF, 3.092%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	8,349	8,342,967
Series 2018-63, Class CF, 3.092%, (1 mo. USD LIBOR + 1.00%), 4/20/48(4)	6,609	6,607,750
Series 2018-67, Class KF, 3.092%, (1 mo. USD LIBOR + 1.00%), 3/20/48(4)	1,711	1,710,790
Series 2018-76, Class LF, 3.092%, (1 mo. USD LIBOR + 1.00%), 5/20/48(4)	1,211	1,211,457
Interest Only:(6)
Series 2011-48, Class SD, 4.584%, (6.67% - 1 mo. USD LIBOR), 10/20/36(5)	1,671	70,130
Series 2014-98, Class IM, 0.666%, 1/20/43(8)	22,550	680,547
Series 2015-116, Class AS, 3.614%, (5.70% - 1 mo. USD LIBOR), 8/20/45(5)	2,730	270,787
Series 2015-151, Class KI, 0.272%, 11/20/42(8)	32,430	812,944

Security	Principal Amount (000’s omitted)	Value
Series 2017-104, Class SD, 4.114%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	$8,711	$1,447,780
Series 2017-121, Class DS, 2.414%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	14,639	875,714
Principal Only:(7)
Series 2009-117, Class PO, 0.00%, 12/16/39	2,163	1,780,054
Series 2010-88, Class OA, 0.00%, 7/20/40	1,653	1,343,653
Series 2015-24, Class KO, 0.00%, 6/20/35	2,246	1,961,604

		$88,372,184

Total Collateralized Mortgage Obligations (identified cost $851,040,685)		$839,725,533

Small Business Administration Loans (Interest Only)(9) — 2.5%

Description	Principal Amount (000’s omitted)	Value
1.909%, 7/15/42	$5,598	$463,912
2.159%, 9/15/41 to 8/15/42	8,259	739,475
2.220%, 11/1/32 to 5/16/43(10)	160,534	10,965,788
2.397%, 2/21/33 to 4/1/43(10)	38,849	3,787,080
2.409%, 6/15/42 to 7/15/42	12,822	1,326,498
2.482%, 9/15/41	2,659	254,813
2.659%, 6/15/42 to 7/15/42	8,737	982,249
2.841%, 3/21/23 to 12/13/42(10)	61,080	4,923,568
3.151%, 1/21/24 to 7/28/42(10)	32,252	2,608,649
3.453%, 3/10/26 to 3/23/42(10)	1,263	147,477

Total Small Business Administration Loans (Interest Only) (identified cost $26,316,383)		$26,199,509

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(11)	20,122,117	$20,122,117

Total Short-Term Investments (identified cost $20,122,117)		$20,122,117

Total Investments — 99.9% (identified cost $1,046,950,178)		$1,035,687,791

Other Assets, Less Liabilities — 0.1%		$818,042

Net Assets — 100.0%		$1,036,505,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(2)	Principal amount is less than $500.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2018 of all interest only securities comprising the certificate.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $289,172.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	2,002	Long	Dec-18	$487,086,600	$(1,205,150)
CME 90-Day Eurodollar	2,002	Short	Dec-19	(485,184,700)	1,708,213
CME 90-Day Eurodollar	3,300	Long	Mar-20	799,672,500	(330,000)
CME 90-Day Eurodollar	600	Short	Jun-20	(145,395,000)	223,214
CME 90-Day Eurodollar	3,300	Short	Mar-21	(799,837,500)	(41,250)
U.S. 2-Year Treasury Note	434	Short	Sep-18	(91,736,750)	196,656
U.S. 5-Year Treasury Note	300	Short	Sep-18	(33,937,500)	255,469
U.S. 10-Year Treasury Note	300	Short	Sep-18	(35,826,563)	281,797

					$1,088,949

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the Portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,665,349 and $1,576,400, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$149,640,632	$—	$149,640,632
Collateralized Mortgage Obligations	—	839,725,533	—	839,725,533
Small Business Administration Loans (Interest Only)	—	26,199,509	—	26,199,509
Short-Term Investments	—	20,122,117	—	20,122,117
Total Investments	$—	$1,035,687,791	$—	$1,035,687,791
Futures Contracts	$2,665,349	$—	$—	$2,665,349
Total	$2,665,349	$1,035,687,791	$—	$1,038,353,140

Liability Description
Futures Contracts	$(1,576,400)	$—	$—	$(1,576,400)
Total	$(1,576,400)	$—	$—	$(1,576,400)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about October 12, 2018.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018